3. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property And Equipment Details Narrative
Depreciation expense	$ 15,203	$ 11,606	$ 15,959	$ 4,516